Segment Information - Schedule of Allocation of Long-lived Assets Based on Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-lived assets	$ 21,205	$ 19,716
Argentina [member]
Segment Reporting Information [Line Items]
Long-lived assets	7,067	7,830
Brazil [member]
Segment Reporting Information [Line Items]
Long-lived assets	3,779	2,950
Uruguay [member]
Segment Reporting Information [Line Items]
Long-lived assets	929	1,463
USA [member]
Segment Reporting Information [Line Items]
Long-lived assets	4,357	4,097
Other Countries [member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 5,073	$ 3,376